Property and equipment, net (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Subtotal	$ 2,991,594	$ 2,681,816
Less: accumulated depreciation and amortization	(798,405)	(664,759)
Total	2,193,189	2,017,057
Electronic devices [Member]
Subtotal	161,571	123,697
Office equipment, fixtures and furniture [Member]
Subtotal	83,380	78,148
Automobiles [Member]
Subtotal	58,943	55,244
Computer and network equipment [Member]
Subtotal	369,654	322,209
Leasehold improvements [Member]
Subtotal	346,478	302,521
Construction in Progress [Member]
Subtotal	$ 1,971,568	$ 1,799,997